Revenue Recognized Under Previous Guidance (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Recognized Under Previous Guidance [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

	For the year ended December 31, 2018
In millions, except per share amounts	Under Current Guidance	Adjustments	Under Previous Guidance
Consolidated Statement of Operations
Product revenue	$2,341	$(32)	$2,309
Cost of products	1,988	(16)	1,972
Selling, general and administrative expenses	1,005	1	1,006
Total operating expenses	6,214	(15)	6,199
Income (loss) from operations	191	(17)	174
Loss from continuing operations before income taxes	39	(17)	22
Income tax benefit	73	(4)	69
Loss from continuing operations	(34)	(13)	(47)
Net loss	(86)	(13)	(99)
Net loss attributable to NCR	$(88)	$(13)	$(101)
Loss per common share from continuing operations
Basic	$(0.72)	$(0.11)	$(0.83)
Diluted	$(0.72)	$(0.11)	$(0.83)
Net loss per common share
Basic	$(1.16)	$(0.11)	$(1.27)
Diluted	$(1.16)	$(0.11)	$(1.27)

	As of December 31, 2018
In millions	Under Current Guidance	Adjustments	Under Previous Guidance
Consolidated Balance Sheet
Assets
Accounts receivable, net	$1,356	$22	$1,378
Other current assets	397	(9)	388
Total current assets	3,023	13	3,036
Deferred income taxes	448	5	453
Other assets	504	(14)	490
Total Assets	$7,761	$4	$7,765

Liabilities
Contract liabilities	$461	$18	$479
Other current liabilities	501	3	504
Total current liabilities	2,282	21	2,303
Total liabilities	6,489	21	6,510
Retained earnings	606	(17)	589
Total NCR stockholders’ equity	395	(17)	378
Total stockholders’ equity	399	(17)	382
Total liabilities and stockholders’ equity	$7,761	$4	$7,765